Note 10 - Employee Benefit Plan: Schedule of Unrecognized Compensation Cost, Nonvested Awards (Details) - Employee Stock Option	12 Months Ended
Mar. 31, 2018 USD ($)
Unrecognized Compensation Cost ($)	$ 1,053,155
Weighted Averge Period (years)	7 months 6 days